Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.7%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		552	$ 527,498
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	1,346,589
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)		201	190,229
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,128	869,057
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,028,779
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,175,141
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)		537	532,268
Series 2021-A, Class C, 4.59%, 5/15/26(1)		1,988	1,924,713
Series 2022-A, Class B, 9.52%, 12/15/26(1)		2,225	2,217,809
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,441,838
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)		369	361,058
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	234,055
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		376	361,710
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)		725	692,530
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	563,354
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	884,784
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	844,557
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		800	800,500
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		75	69,151
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		538	469,038
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	374,671
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		1,077	679,952
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		105	70,665
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,490	2,055,894
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		353	313,375
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		49	42,674
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		170	146,069
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,589	1,383,287
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		632	536,993
Security	Principal Amount (000's omitted)*	Value
Mosaic Solar Loan Trust: (continued)
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	1,510	$ 1,464,221
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	781	666,657
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	128	115,561
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,511	1,380,888
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)	976	870,913
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,995	2,640,476
Series 2021-C, Class C, 3.61%, 10/8/31(1)	470	410,832
Series 2022-2, Class C, 9.36%, 10/9/29(1)	1,991	1,998,763
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	689	657,805
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,950	3,428,748
Series 2021-5, Class C, 3.93%, 8/15/29(1)	1,262	1,087,532
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	339	329,574
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	522	454,160
PMT Issuer Trust, Series 2021-FT1, Class A, 7.845%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	500	497,144
Prodigy Finance, Series 2021-1A, Class C, 8.595%, (1 mo. USD LIBOR + 3.75%), 7/25/51(1)(3)	986	977,180
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	260	257,263
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	193	162,771
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	419	332,014
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,646	1,509,592
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,329	1,229,701
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,329	1,306,012
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	191,207
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	465	413,600
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,405	1,115,200
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,170	1,102,507
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	622	508,086
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,558	2,234,072
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	157	141,262
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	891	844,062

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	$ 232,369
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	911	900,502
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,470	1,453,156
Series 2020-3, Class C, 6.25%, 11/20/30(1)	2,300	2,249,830
Series 2021-1, Class B, 1.89%, 3/20/31(1)	568	561,020
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,216	1,173,945
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	695,618
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	225	163,435
Series 2020-A, Class C, 6.657%, 3/15/45(1)	150	96,622
Total Asset-Backed Securities (identified cost $63,108,906)		$57,992,538

Collateralized Mortgage Obligations — 8.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1C, 7.51%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	$900	$ 893,524
Series 2021-3A, Class M1B, 5.96%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	2,220	2,128,496
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	907	807,672
Eagle Re, Ltd.:
Series 2019-1, Class B1, 9.345%, (1 mo. USD LIBOR + 4.50%), 4/25/29(1)(3)	1,000	1,014,481
Series 2021-2, Class M1C, 8.01%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	866,831
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 12.995%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	1,270	1,337,858
Series 2019-HQA3, Class B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	410	402,069
Series 2019-HQA4, Class B1, 7.795%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	290	288,480
Series 2020-DNA6, Class B1, 7.56%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	275	263,224
Series 2020-HQA2, Class B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	569	581,052
Series 2021-DNA2, Class B1, 7.96%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	815	779,043
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 9.745%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	419	438,059
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R01, Class 2B1, 9.195%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	$795	$ 822,926
Series 2019-R02, Class 1B1, 8.995%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	795	813,036
Series 2019-R03, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	795	814,709
Series 2019-R05, Class 1B1, 8.945%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	1,134	1,143,173
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	1,803	1,764,046
Series 2019-R07, Class 1B1, 8.245%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	1,518	1,499,498
Series 2020-R02, Class 2B1, 7.845%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	494	467,494
Series 2021-R01, Class 1B2, 10.56%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	2,287	2,121,130
Series 2021-R02, Class 2B1, 7.86%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	179	169,502
Home Re, Ltd.:
Series 2018-1, Class M2, 7.845%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	3,071	3,094,405
Series 2021-1, Class M1C, 7.145%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	325	323,551
Series 2021-1, Class M2, 7.695%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	1,295	1,268,659
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.695%, (1 mo. USD LIBOR + 2.85%), 2/25/25(1)(3)	1,332	1,337,467
Series 2018-GT2, Class A, 7.495%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	500	497,580
Radnor Re, Ltd., Series 2021-2, Class M1A, 6.41%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	326	324,808
Total Collateralized Mortgage Obligations (identified cost $26,567,536)		$26,262,773

Commercial Mortgage-Backed Securities — 8.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,865	$ 2,762,445
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,555	1,034,481
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 7.309%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(3)	1,536	1,508,845
Series 2017-DELC, Class F, 8.309%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	1,610	1,565,989
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	2,362	2,225,674

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BX Trust, Series 2018-EXCL, Class C, 6.66%, (1 mo. USD LIBOR + 1.975%), 9/15/37(1)(3)	$231	$ 226,969
CIM Retail Portfolio Trust, Series 2021-RETL, Class F, 9.535%, (1 mo. USD LIBOR + 4.85%), 8/15/36(1)(3)	3,214	3,153,738
CSMC:
Series 2020-TMIC, Class A, 8.184%, (1 mo. USD LIBOR + 3.50%), 12/15/35(1)(3)	1,500	1,486,983
Series 2022-CNTR, Class A, 8.772%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	508	456,727
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.095%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	1,564	1,439,783
Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	2,252	2,094,905
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	106,722
Med Trust, Series 2021-MDLN, Class G, 9.935%, (1 mo. USD LIBOR + 5.25%), 11/15/38(1)(3)	1,127	1,033,156
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36(1)(3)(5)	2,621	2,523,732
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36(1)(3)(5)	960	907,007
VMC Finance, LLC, Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	3,728	3,520,617
Total Commercial Mortgage-Backed Securities (identified cost $28,665,610)		$26,047,773

Corporate Bonds — 38.9%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.7%
Celanese US Holdings, LLC, 6.165%, 7/15/27	1,469	$ 1,479,465
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	664,079
		$ 2,143,544
Communications — 2.4%
AT&T, Inc., 3.55%, 9/15/55	468	$ 336,527
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	2,302,821
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,418	1,082,200
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	450	240,512
Nokia Oyj:
4.375%, 6/12/27	1,301	1,245,037
6.625%, 5/15/39	750	749,273
Rogers Communications, Inc., 4.55%, 3/15/52(1)	1,125	926,342
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	$ 322,923
SES S.A., 5.30%, 4/4/43(1)	245	183,504
		$ 7,389,139
Consumer, Cyclical — 6.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	2,932	$ 2,889,022
5.75%, 4/20/29(1)	267	256,400
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	588	573,759
6.875%, 11/1/35	621	560,382
7.60%, 7/15/37	306	264,549
Brunswick Corp., 5.10%, 4/1/52	2,064	1,522,750
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,320	2,366,400
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	957	924,317
Dick's Sporting Goods, Inc., 4.10%, 1/15/52(6)	1,541	1,097,763
Ford Motor Co., 4.75%, 1/15/43	728	559,264
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,237	1,277,215
General Motors Co., 5.60%, 10/15/32	1,071	1,049,698
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(6)	635	550,075
4.375%, 1/15/31(1)(6)	1,274	1,099,023
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	495	305,668
5.875%, 4/1/29(1)(6)	993	919,677
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	1,762	1,475,390
5.141%, 3/15/52(1)	1,177	954,954
5.391%, 3/15/62(1)	200	161,898
		$18,808,204
Consumer, Non-cyclical — 2.7%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$410,085
4.25%, 11/1/29(1)	514	472,006
5.55%, 5/30/33(1)	1,085	1,073,150
Block Financial, LLC, 3.875%, 8/15/30	1,108	953,634
Centene Corp.:
3.375%, 2/15/30	469	409,598
4.25%, 12/15/27	897	865,121
4.625%, 12/15/29	543	511,039
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	1,410	1,224,504
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(6)	526	428,844
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	1,119	1,006,017

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	$ 519,761
5.20%, 4/1/29(1)	595	556,244
		$ 8,430,003
Energy — 1.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	974	$ 887,348
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	676	655,967
NuStar Logistics, L.P.:
6.00%, 6/1/26	166	162,925
6.375%, 10/1/30	440	422,668
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,095	983,601
5.00%, 1/31/28(1)	1,257	1,195,726
		$4,308,235
Financial — 21.6%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(6)(7)	173	$157,802
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	1,074	1,005,378
Air Lease Corp., 2.875%, 1/15/32	1,890	1,562,905
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	925	858,816
Ally Financial, Inc.:
2.20%, 11/2/28	635	506,338
8.00%, 11/1/31	1,925	2,022,907
American Assets Trust, L.P., 3.375%, 2/1/31	1,010	812,294
American International Group, Inc., 5.125%, 3/27/33	1,170	1,163,698
American National Group, Inc., 6.144%, 6/13/32(1)	1,140	1,108,944
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(8)	871	871,680
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(7)(9)	942	916,566
Bank of America Corp., 3.846% to 3/8/32, 3/8/37(7)	4,987	4,256,387
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)	1,538	1,316,959
BNP Paribas S.A.:
7.75% to 8/16/29(1)(7)(10)	733	703,460
9.25% to 11/17/27(1)(7)(10)	592	602,658
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,734	1,552,263
Broadstone Net Lease, LLC, 2.60%, 9/15/31	305	221,391
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(7)	1,255	1,263,828
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(7)(10)	1,588	1,512,570
CI Financial Corp.:
3.20%, 12/17/30	1,140	879,501
4.10%, 6/15/51	2,412	1,463,729
Citigroup, Inc., 4.00% to 12/10/25(7)(10)	659	584,039
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
EPR Properties:
3.75%, 8/15/29	2,408	$ 1,848,214
4.95%, 4/15/28	744	622,006
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	3,645	3,670,341
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	3,184	2,511,479
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,435,779
6.00%, 4/15/25(1)	774	744,399
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(7)	2,113	2,174,329
7.39% to 11/3/27, 11/3/28(7)	803	855,348
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(7)	1,524	1,617,193
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	929	799,219
5.00%, 7/15/28(1)	1,114	1,037,819
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	1,457	1,171,821
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	950	966,852
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	465	469,211
Newmark Group, Inc., 6.125%, 11/15/23	1,445	1,433,796
OneMain Finance Corp.:
3.50%, 1/15/27	693	582,398
7.125%, 3/15/26	966	929,582
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(6)	842	671,301
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(7)(10)	2,194	2,045,905
Radian Group, Inc., 4.875%, 3/15/27	2,587	2,435,418
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	71	63,621
3.875%, 3/1/31(1)	1,627	1,350,630
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(7)	545	507,202
9.375% to 11/22/27(1)(7)(10)	667	632,816
Sun Communities Operating, L.P.:
2.70%, 7/15/31	1,211	980,950
5.70%, 1/15/33	599	600,150
Synchrony Bank, 5.625%, 8/23/27	982	902,521
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	729	629,208
5.625%, 2/15/28	740	664,791
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(7)	979	797,870
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	981	812,220
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	2,220	2,258,850
Truist Financial Corp., 5.10% to 3/1/30(7)(10)	868	764,321
UBS Group AG, 4.375% to 2/10/31(1)(7)(10)	534	371,797

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)		332	$ 273,870
5.861% to 6/19/27, 6/19/32(1)(7)		1,386	1,223,553
			$ 67,200,893
Government - Multinational — 0.5%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	26,700	$ 1,441,681
			$ 1,441,681
Industrial — 0.7%
Berry Global, Inc., 5.50%, 4/15/28(1)		611	$609,309
Cemex SAB de CV, 9.125% to 3/14/28(1)(7)(10)		1,323	1,326,576
Sensata Technologies BV, 5.875%, 9/1/30(1)		200	198,430
			$2,134,315
Technology — 2.5%
Dell International, LLC/EMC Corp., 3.45%, 12/15/51(1)		1,670	$1,088,575
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		2,135	1,790,021
3.15%, 10/15/31		1,982	1,517,112
Micron Technology, Inc., 3.477%, 11/1/51		1,411	921,328
Seagate HDD Cayman:
5.75%, 12/1/34		2,038	1,862,223
9.625%, 12/1/32(1)		654	733,029
			$7,912,288
Utilities — 0.4%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		401	$334,013
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	833,941
			$1,167,954
Total Corporate Bonds (identified cost $128,803,862)			$120,936,256

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$500	$ 479,275
Total High Social Impact Investments (identified cost $500,000)		$ 479,275

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(13)	77,929	$ 684,992
Total Mutual Funds (identified cost $715,385)		$ 684,992

Preferred Stocks — 1.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(3)	44,286	$ 1,056,221
		$ 1,056,221
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 970,365
		$ 970,365
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	25,425	$ 427,140
6.25%	27,000	518,670
		$945,810
Total Preferred Stocks (identified cost $4,083,641)		$2,972,396

Senior Floating-Rate Loans — 0.7%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$502	$ 334,153
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.925%), 1/31/29	500	493,375
		$ 827,528
IT Services — 0.1%
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$293	$ 273,456
		$ 273,456
Software — 0.3%
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$438	$ 433,272

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$427	$ 421,553
		$ 854,825
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$388	$ 385,434
		$ 385,434
Total Senior Floating-Rate Loans (identified cost $2,544,058)		$ 2,341,243

U.S. Government Agency Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, 30-Year, TBA(15)	$8,435	$ 8,413,580
5.50%, 30-Year, TBA(15)	3,405	3,440,645
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $11,700,366)		$ 11,854,225

U.S. Treasury Obligations — 21.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.375%, 8/15/42	$768	$ 721,440
4.00%, 11/15/52	321	340,762
U.S. Treasury Notes:
0.125%, 9/15/23	9,207	9,020,181
2.125%, 3/31/24	11,000	10,735,830
2.25%, 3/31/24	41,350	40,397,343
2.75%, 4/30/27	1,000	964,043
3.50%, 1/31/28	1,342	1,335,185
4.00%, 2/29/28(6)	725	738,169
4.125%, 11/15/32	716	752,471
4.50%, 11/15/25	1,384	1,404,679
Total U.S. Treasury Obligations (identified cost $66,353,759)		$66,410,103

Short-Term Investments — 2.8%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(16)	3,091,478	$ 3,091,478
Total Affiliated Fund (identified cost $3,091,478)		$ 3,091,478
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(17)	5,631,795	$ 5,631,795
Total Securities Lending Collateral (identified cost $5,631,795)		$ 5,631,795
Total Short-Term Investments (identified cost $8,723,273)		$ 8,723,273
Total Investments — 104.5% (identified cost $341,766,396)		$324,704,847
Other Assets, Less Liabilities — (4.5)%		$(14,079,225)
Net Assets — 100.0%		$310,625,622

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $169,921,307 or 54.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $5,446,259 and the total market value of the collateral received by the Fund was $5,631,795, comprised of cash.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued security.

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $916,566 or 0.3% of the Fund's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $479,275, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(13)	Affiliated fund.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	32,336	USD	34,479	State Street Bank and Trust Company	5/31/23	$703	$ —
JPY	122,000,000	USD	927,908	State Street Bank and Trust Company	5/31/23	—	(1,437)
USD	1,105,457	CAD	1,499,464	State Street Bank and Trust Company	5/31/23	—	(5,037)
						$703	$(6,474)

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	19	Long	6/30/23	$3,922,609	$23,020
U.S. 5-Year Treasury Note	33	Long	6/30/23	3,613,758	15,534
U.S. 10-Year Treasury Note	6	Long	6/21/23	689,531	22,491
U.S. Long Treasury Bond	22	Long	6/21/23	2,885,437	112,678
U.S. 2-Year Treasury Note	(145)	Short	6/30/23	(29,935,703)	31,540
U.S. 5-Year Treasury Note	(53)	Short	6/30/23	(5,803,914)	(66,512)
U.S. Ultra 10-Year Treasury Note	(66)	Short	6/21/23	(7,995,281)	(221,490)
U.S. Ultra-Long Treasury Bond	(67)	Short	6/21/23	(9,455,375)	(405,876)
					$(488,615)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japan Yen
MXN	– Mexican Peso
USD	– United States Dollar

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: During the fiscal year to date ended March 31, 2023, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc., affiliated funds and in issuers and funds that may be deemed to be affiliated was $7,686,484, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 7.034%, (1 mo. USD LIBOR + 2.35%), 5/15/36	$2,460,435	$ —	$ —	$ —	$62,990	$2,523,732	$ 44,628	$2,621,000
Series 2019-BPR, Class C, 7.984%, (1 mo. USD LIBOR + 3.30%), 5/15/36	889,867	—	—	—	17,140	907,007	18,514	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	472,870	—	—	—	6,405	479,275	1,875	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	673,303	—	—	—	11,689	684,992	19,845	77,929
Short-Term Investments
Liquidity Fund, Institutional Class(2)	8,638,859	36,803,199	(42,350,580)	—	—	3,091,478	66,148	3,091,478
Total				$ —	$98,224	$7,686,484	$151,010

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$57,992,538	$ —	$57,992,538
Collateralized Mortgage Obligations	—	26,262,773	—	26,262,773
Commercial Mortgage-Backed Securities	—	26,047,773	—	26,047,773
Corporate Bonds	—	120,936,256	—	120,936,256
High Social Impact Investments	—	479,275	—	479,275

Calvert
Flexible Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Mutual Funds	$684,992	$ —	$ —	$684,992
Preferred Stocks	2,972,396	—	—	2,972,396
Senior Floating-Rate Loans	—	2,341,243	—	2,341,243
U.S. Government Agency Mortgage-Backed Securities	—	11,854,225	—	11,854,225
U.S. Treasury Obligations	—	66,410,103	—	66,410,103
Short-Term Investments:
Affiliated Fund	3,091,478	—	—	3,091,478
Securities Lending Collateral	5,631,795	—	—	5,631,795
Total Investments	$12,380,661	$312,324,186	$ —	$324,704,847
Forward Foreign Currency Exchange Contracts	$ —	$703	$ —	$703
Futures Contracts	205,263	—	—	205,263
Total	$12,585,924	$312,324,889	$ —	$324,910,813
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(6,474)	$ —	$(6,474)
Futures Contracts	(693,878)	—	—	(693,878)
Total	$(693,878)	$(6,474)	$ —	$(700,352)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.